Segment Information - Additional Information (Details) - BURTECH ACQUISITION CORP [Member]	12 Months Ended
Dec. 31, 2024 SEGMENT
Segment Reporting Information [Line Items]
Number of reportable segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Financial Officer [Member]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Operating costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.
Segment Reporting, Recasting, Previously Reported Information, Description	The CODM assesses performance for the single segment and decides how to allocate resources based on net income or loss that also is reported on the statement of operations as net income or loss. The measure of segment assets is reported on the balance sheet as total assets. When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics included in net income or loss and total assets
Segment Reporting, Change in Measurement Methods	Operating expenses are reviewed and monitored by the CODM to manage and forecast cash to ensure enough capital is available to complete a business combination or similar transaction within the business combination period. The CODM also reviews operating expenses to manage, maintain and enforce all contractual agreements to ensure costs are aligned with all agreements and budget. Operating costs, as reported on the statement of operations, are the significant segment expenses provided to the CODM on a regular basis.